Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss		$ (122,375)	$ (168,214)	$ (145,279)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization		113,033	93,689	76,522
Impairment of non-current assets		7,347	0	0
Impairment of long-lived assets		34,751	0	0
Amortization of deferred charges and debt guarantees		6,527	7,734	(900)
Equity in net losses of affiliates		45,799	157,636	25,448
Dividends received		7,609	15,837	27,553
Drydocking expenditure		(24,881)	0	0
Compensation cost related to employee stock awards		8,882	11,481	8,991
Net foreign exchange losses		1,241	1,997	1,620
Change in fair value of derivative instruments		44,395	38,610	(24,498)
Change in assets and liabilities:
Trade accounts receivable		39,448	(49,938)	(11,413)
Inventories		5,778	402	(151)
Other current and non-current assets		(5,868)	(13,532)	(80,897)
Amounts due to related companies		2,354	(16,540)	(27,130)
Trade accounts payable		(678)	(24,813)	1,593
Accrued expenses		(39,683)	12,191	28,666
Other current and non-current liabilities	[1]	(56,223)	40,164	99,886
Net cash provided by/(used in) operating activities		106,545	116,674	(35,089)
Investing activities
Additions to vessels and equipment		(24,389)	(33,111)	(1,349)
Additions to asset under development		(376,276)	(116,715)	(390,552)
Additions to investments in affiliates		(20,994)	(95,503)	(123,107)
Dividends received		29,207	33,185	25,113
Proceeds from disposals to Golar Partners, net of cash disposed		9,652	9,652	70,000
Proceeds from subscription of equity interest in Gimi MS Corporation		115,246	0	0
Proceeds from disposal of fixed assets		3,160	0	0
Net cash used in investing activities		(264,394)	(202,492)	(419,895)
Financing activities
Proceeds from short-term and long-term debt (including related parties)		524,278	1,177,748	928,432
Payment for capped call in connection with bond issuance		0	0	(31,194)
Repayments of short-term and long-term debt (including related parties)		(552,195)	(994,874)	(446,626)
Acquisition of non-controlling interests		0	36,532	0
Cash dividends paid		(65,004)	(42,873)	(20,438)
Proceeds from exercise of share options		0	2,686	(1,167)
Financing costs paid		(24,464)	(1,817)	(1,564)
Purchase of treasury shares		(18,615)	0	0
Net cash (used in)/provided by financing activities		(136,000)	177,402	427,443
Net (decrease)/increase in cash, cash equivalents and restricted cash		(293,849)	91,584	(27,541)
Cash, cash equivalents and restricted cash at beginning of period		704,261	612,677	640,218
Cash, cash equivalents and restricted cash at end of period		410,412	704,261	612,677
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		148,072	29,832	34,479
Income taxes paid		663	1,469	1,240
Cash, cash equivalents, restricted cash and restricted cash equivalents		410,412	612,677	612,677
Energy related derivative
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Change in fair value of derivative instruments		$ 39,090	$ 9,970	$ (15,100)

[1]	Includes accretion of discount on convertible bonds of $14.5 million, $13.5 million and $11.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.